UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
09/30
Date of reporting period:
09/30/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon International Equity Fund
BNY Mellon Small Cap Growth Fund
BNY Mellon Small Cap Value Fund
BNY Mellon Small/Mid Cap Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class A – NIEAX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$121	1.08%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class A shares returned 23.45%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 24.77% for the same period.
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	16.38%	5.11%	3.36%
without Sales Charge	23.45%	6.36%	3.98%
MSCI EAFE ® Index	24.77%	8.20%	5.71%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Portfolio Holdings (as of 9/30/24)
Country
Allocation (
Based
on Net Assets)

United Kingdom
28.2%
Japan
16.1%
France
13.8%
Germany
12.3%
Switzerland
8.5%
Netherlands
4.8%
Denmark
2.4%
Hong Kong
2.4%
Bermuda
2.2%
Italy
1.6%
South Korea
1.6%
Ireland
1.5%
Belgium
1.4%
United States
1.2%
Net Other Assets and Liabilities
2.0%

Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Inve stment
  Adviser, Inc., has c
  ont
  ractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6916AR0924

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class C – NIECX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 204	1.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class C shares returned 22.53%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 24.77% for the same period.
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selec
  tio
  n in emerging markets was weak, p
  articul
  arly in South Korea.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot in vest
directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	21.53%	*	5.56%	3.18%
without Deferred Sales Charge	22.53%		5.56%	3.18%
MSCI EAFE ® Index	24.77%		8.20%	5.71%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Portfolio H
ol
dings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Asset
s)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
How has the Fund changed?
  Effective September 1, 2024, the Fund's inv
  estm
  ent adviser, BNY
  Mello
  n Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fe es,
  shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6917AR0924

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class I – SNIEX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 93	0.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class I shares returned 23.83%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 24.77% for the same period.
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to c harge
s, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	23.83%	6.63%	4.25%
MSCI EAFE ® Index	24.77%	8.20%	5.71%
The performance data quoted represent
pa
st performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Po
rtfo
lio Holdings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage comm
  issions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense lim itati
  on agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6912AR0924

BNY Mellon International Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – NIEYX
This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 93	0.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class Y shares returned 23.80%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 24.77% for the same period.
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown

is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	23.80%	6.63%	4.27%
MSCI EAFE ® Index	24.77%	8.20%	5.71%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Portfolio Holdings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
How has the Fund changed?
  Effective September 1, 2024, the Fund's inv
  estm
  ent adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For mor
e complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0952AR0924

BNY Mellon Small Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class I – SSETX
This annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class I shares returned 18.49%.
  In comparison, the Russell 2000
  ®
  Growth Index (the “Index”) returned 27.66% for the same period.
What affected the Fund’s performance?
  Small-cap, growth-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks surrounding lower borrowing costs as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s returns relative to the Index came from the industrials and consumer staples sectors.
  Despite underweight exposure to industrials, the Fund’s stock selection within the sector bolstered returns. Overweight positioning and strong stock selection in consumer staples further enhanced returns.
  Both stock selection and positioning in the information technology sector detracted from returns, as did stock selection in the consumer discretionary sector.
  Secondary detractors from relative performance included stock selection in communication services and positioning in energy.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Growth Index on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.49%	10.20%	10.98%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Growth Index	27.66%	8.82%	8.95%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 9	78	$ 0	43.90%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)
How has the Fund changed?
  Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/
literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6941AR0924

BNY Mellon Small Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – SSYGX
This annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class Y shares returned 18.50%.
  In comparison, the Russell 2000
  ®
  Growth
  Index
  (the “Index”) returned 27.66% for the same period.
What affected the Fund’s performance?
  Small-cap, growth-oriented U.S. stocks generally rose during the period due to moderating inflation and p ositiv
  e outlooks surrounding lower borrowing costs as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s returns relative to the Index came from the industrials and consumer staples sectors.
  Despite underweight exposure to industrials, the Fund’s stock selection within the sector bolstered returns. Overweight positioning and strong stock selection in consumer staples further enhanced returns.
  Both stock selection and positioning in the information technology sector detracted from returns
  , as did stock selection in the consumer discretionary sector.
  Secondary detractors from relative performance included stock selection in communication services and positioning in energy.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Growth Index on 9/30/2014. The performance shown

is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.50%	10.20%	10.99%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Growth Index	27.66%	8.82%	8.95%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 9	78	$ 0	43.90%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund
changed
?
  Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary
  expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement
  at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its
prospectus
, financial information,
portfolio
holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0384AR0924

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class A – RUDAX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 151	1.38%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher
.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class A shares returned 18.38%.
  In comparison, the Russell 2000
  ®
  Value Index (the “Index”) returned 25.88% for the same period.
What affected the Fund’s
performance
?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Value Index on 9/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/
30
/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.56%	6.82%	7.33%
without Sales Charge	18.38%	8.09%	7.96%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Periods prior to the inception date of the Fund's Class A shares (8/1/2016) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no
guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Portfolio Holdings (as of 9/
30
/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)
How has the Fund changed?
  Effective September 1, 2024, the Fund's
  investment
  adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4032AR0924

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class C – BOSCX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 250	2.30%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class C shares returned 17.32%.
  In comparison, the Russell 2000
  ®
  Value Index (the “Index”) returned 25.88% for the same period.
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Value Index on 9/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.32%	**	7.15%	7.21%
without Deferred Sales Charge	17.32%		7.15%	7.21%
Russell 3000 ® Index (broad-based index) *	35.19%		15.26%	12.83%
Russell 2000 ® Value Index	25.88%		9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
Periods prior to the inception date of the Fund's Class C shares (8/1/2016) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its
prospectus
, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4033AR0924

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30,
2024
Class I – STSVX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 114	1.04%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class I shares returned 18.75%.
  In comparison, the Russell 2000
  ®
  Value Index (the “Index”) returned 25.88% for the same period.
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due
  to the Fund's overweight exposure to certain underperforming names.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Value Index on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.75%	8.43%	8.24%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)
How has the Fund
changed
?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may
review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information
, portfolio holdings
and
proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6944AR0924

BNY Mellon Small Cap Value Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – BOSYX
This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 111	1.01%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class Y shares returned 18.85%.
  In comparison, the Russell 2000
  ®
  Value Index (the “Index”) returned 25.88% for the same period.
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2000
®
Value Index on 9/30/2014. The performance shown

is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.85%	8.50%	8.29%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Periods prior to the inception date of the Fund's Class Y shares (8/1/2016) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/
30
/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)
How has the Fund
changed
?
  Effective
  September 1, 2024
  , the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial
information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0250AR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class A – DBMAX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 109	1.01%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class A shares returned 15.56%.
  In comparison, the Russell 2500
  ®
  Growth Index (the “Index”) returned 25.20% for the same period.
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2500
®
Growth Index on 9/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	8.90%	6.28%	8.76%
without Sales Charge	15.56%	7.55%	9.41%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash
and cash
collateral
for securities loaned, if any.
Sector Allocation (Based
on
Net
Assets
)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since
October
1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6921AR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class C – DBMCX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 197	1.84%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class C shares returned 14.62%.
  In comparison, the Russell 2500
  ®
  Growth Index (the “Index”) returned 25.20% for the same period.
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2500
®
Growth Index on 9/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	13.62%	**	6.69%	8.56%
without Deferred Sales Charge	14.62%		6.69%	8.56%
Russell 3000 ® Index (broad-based index) *	35.19%		15.26%	12.83%
Russell 2500 ® Growth Index	25.20%		9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed
  to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you
may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6922AR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class I – SDSCX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 83	0.77%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class I shares returned 15.86%.
  In comparison, the Russell 2500
  ®
  Growth Index (the “Index”) returned 25.20% for the same period.
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2500
®
Growth Index on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	15.86%	7.80%	9.68%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned
, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio
holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6928AR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – DBMYX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 71	0.66%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class Y shares returned 16.01%.
  In comparison, the Russell 2500
  ®
  Growth Index (the “Index”) returned 25.20% for the same period.
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2500
®
Growth Index on 9/30/2014. The performance shown

is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	16.01%	7.90%	9.79%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0187AR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Z – DBMZX
This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z *	$ 94	0.87%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s Class Z shares returned 15.77%.
  In comparison, the Russell 2500
  ®
  Growth Index (the “Index”) returned 25.20% for the same period.
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 3000
®
Index (a broad-based index) and Russell 2500
®
Growth Index on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees,

12b-1

fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF
9/30/24
)
Share Class	1YR	5YR	10YR
Class Z Shares	15.77%	7.70%	9.62%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Periods prior to the inception date of the Fund's Class Z shares (1/19/2018) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Z shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF
9/30/2
4)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4118AR0924

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,400 in 2023 and $136,400 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $23,100 in 2023 and $23,900 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-

approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

BNY Mellon International Equity Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
A	NIEAX
C	NIECX
I	SNIEX
Y	NIEYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Equity Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 98.4%
Belgium — 1.4%
Syensqo SA	47,965	4,250,556
Bermuda — 2.2%
Hiscox Ltd.	425,839	6,524,470
Denmark — 2.4%
Novo Nordisk A/S, Cl. B	37,220	4,373,102
Novonesis (Novozymes), Cl. B	38,758	2,790,856
		7,163,958
Finland — .7%
Kalmar OYJ, Cl. B (a)	59,417	1,926,990
France — 13.8%
BNP Paribas SA	83,543	5,723,897
Bureau Veritas SA	122,947	4,075,645
Capgemini SE	17,687	3,818,543
Compagnie de Saint-Gobain SA	54,084	4,919,838
Orange SA	417,386	4,778,547
Publicis Groupe SA	17,154	1,875,126
Sanofi SA	77,529	8,880,415
SCOR SE	123,997	2,768,827
Sodexo SA	44,904	3,681,387
		40,522,225
Germany — 12.3%
Deutsche Boerse AG	27,988	6,564,325
E.ON SE	441,911	6,569,501
Heidelberg Materials AG	35,383	3,844,131
Muenchener Rueckversicherungs-Gesellschaft AG	12,247	6,738,668
Puma SE	90,861	3,792,822
Siemens AG	42,127	8,503,698
		36,013,145
Hong Kong — 2.4%
AIA Group Ltd.	787,112	7,052,149
Ireland — 1.5%
Smurfit WestRock PLC	89,551	4,475,328
Italy — 1.6%
Pirelli & C. SpA (b)	573,646	3,480,120
Prysmian SpA	18,628	1,351,971
		4,832,091
Japan — 16.1%
Advantest Corp.	63,600	2,982,972
East Japan Railway Co.	207,400	4,110,481
Ebara Corp.	235,200	3,808,857
ITOCHU Corp.	101,800	5,438,305
Keyence Corp.	7,000	3,329,414
Mitsubishi UFJ Financial Group, Inc.	399,200	4,037,135
Pan Pacific International Holdings Corp.	60,200	1,547,671
Recruit Holdings Co. Ltd.	120,413	7,293,061
Santen Pharmaceutical Co. Ltd.	427,200	5,155,529
Sugi Holdings Co. Ltd.	127,600	2,366,448
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Japan — 16.1% (continued)
TechnoPro Holdings, Inc.	190,200	3,677,619
Unicharm Corp.	99,400	3,584,555
		47,332,047
Netherlands — 4.8%
ASML Holding NV	4,751	3,943,162
Euronext NV (b)	40,849	4,431,155
ING Groep NV	321,555	5,825,099
		14,199,416
South Korea — 1.6%
Samsung Electronics Co. Ltd.	99,563	4,682,362
Spain — .9%
Industria de Diseno Textil SA	42,261	2,499,856
Switzerland — 8.5%
Cie Financiere Richemont SA, Cl. A	41,981	6,636,803
Julius Baer Group Ltd.	62,504	3,759,028
Nestle SA	31,200	3,131,981
Novartis AG	98,566	11,314,098
		24,841,910
United Kingdom — 28.2%
Anglo American PLC	237,992	7,728,675
Barclays PLC	2,168,925	6,511,376
Bellway PLC	117,113	4,875,721
GSK PLC	267,125	5,415,918
IMI PLC	196,938	4,770,928
London Stock Exchange Group PLC	54,830	7,491,768
National Grid PLC	432,640	5,957,706
QinetiQ Group PLC	709,778	4,264,526
Smith & Nephew PLC	322,008	4,985,290
Standard Chartered PLC	463,642	4,915,539
Tate & Lyle PLC	254,591	2,323,062
The British Land Co. PLC	798,496	4,648,109
The Weir Group PLC	236,824	6,858,029
Unilever PLC	122,583	7,930,509
Whitbread PLC	102,021	4,274,681
		82,951,837
Total Common Stocks (cost $247,073,507)		289,268,340

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,518,986)	4.95	3,518,986	3,518,986
Total Investments (cost $250,592,493)		99.6%	292,787,326
Cash and Receivables (Net)		.4%	1,128,670
Net Assets		100.0%	293,915,996

4

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $7,911,275 or 2.7% of net assets.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	15,044	125,916,325	(122,412,383)	3,518,986	213,067
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	6,520,038	(6,520,038)	-	3,441††
Total - 1.2%	15,044	132,436,363	(128,932,421)	3,518,986	216,508

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	247,073,507	289,268,340
Affiliated issuers	3,518,986	3,518,986
Cash denominated in foreign currency	4,197,133	4,180,239
Receivable for investment securities sold		2,251,923
Tax reclaim receivable—Note 1(b)		1,940,460
Dividends receivable		430,295
Receivable for shares of Beneficial Interest subscribed		65,904
Prepaid expenses		29,250
		301,685,397
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		168,631
Cash overdraft due to Custodian		26,515
Payable for investment securities purchased		7,465,200
Payable for shares of Beneficial Interest redeemed		57,336
Trustees’ fees and expenses payable		3,947
Other accrued expenses		47,772
		7,769,401
Net Assets ($)		293,915,996
Composition of Net Assets ($):
Paid-in capital		187,959,060
Total distributable earnings (loss)		105,956,936
Net Assets ($)		293,915,996

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,080,520	433,481	105,612,992	179,789,003
Shares Outstanding	345,710	18,876	4,558,178	7,802,819
Net Asset Value Per Share ($)	23.37	22.96	23.17	23.04
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $748,618 foreign taxes withheld at source):
Unaffiliated issuers	6,038,781
Affiliated issuers	213,067
Income from securities lending—Note 1(c)	3,441
Total Income	6,255,289
Expenses:
Management fee—Note 3(a)	2,397,748
Professional fees	132,720
Shareholder servicing costs—Note 3(c)	96,205
Custodian fees—Note 3(c)	80,794
Registration fees	69,593
Trustees’ fees and expenses—Note 3(d)	39,344
Prospectus and shareholders’ reports	31,605
Chief Compliance Officer fees—Note 3(c)	22,456
Interest expense—Note 2	22,234
Loan commitment fees—Note 2	7,536
Distribution fees—Note 3(b)	3,330
Miscellaneous	33,063
Total Expenses	2,936,628
Less—reduction in expenses due to undertaking—Note 3(a)	(266,355)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,047)
Net Expenses	2,669,226
Net Investment Income	3,586,063
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	76,474,794
Net realized gain (loss) on foreign capital gains tax	3
Net Realized Gain (Loss)	76,474,797
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(9,959,042)
Net Realized and Unrealized Gain (Loss) on Investments	66,515,755
Net Increase in Net Assets Resulting from Operations	70,101,818
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment income	3,586,063	7,769,940
Net realized gain (loss) on investments	76,474,797	18,546,338
Net change in unrealized appreciation (depreciation) on investments	(9,959,042)	55,669,995
Net Increase (Decrease) in Net Assets Resulting from Operations	70,101,818	81,986,273
Distributions ($):
Distributions to shareholders:
Class A	(508,374)	(323,257)
Class C	(28,695)	(15,019)
Class I	(6,738,295)	(3,690,294)
Class Y	(16,712,206)	(11,286,552)
Total Distributions	(23,987,570)	(15,315,122)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	774,536	1,705,930
Class C	23,481	35,262
Class I	14,863,901	13,688,258
Class Y	17,219,425	14,126,912
Distributions reinvested:
Class A	508,105	320,514
Class C	28,694	15,019
Class I	6,525,677	3,527,673
Class Y	8,989,270	5,431,866
Cost of shares redeemed:
Class A	(3,273,918)	(3,399,793)
Class C	(164,207)	(357,840)
Class I	(25,631,328)	(38,637,150)
Class Y	(122,307,320)	(122,917,329)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(102,443,684)	(126,460,678)
Total Increase (Decrease) in Net Assets	(56,329,436)	(59,789,527)
Net Assets ($)
Beginning of Period	350,245,432	410,034,959
End of Period	293,915,996	350,245,432
8

	Year Ended September 30,
	2024	2023
Capital Share Transactions (Shares):
Class A
Shares sold	35,816	81,676
Shares issued for distributions reinvested	24,785	16,253
Shares redeemed	(158,725)	(168,477)
Net Increase (Decrease) in Shares Outstanding	(98,124)	(70,548)
Class C
Shares sold	1,075	1,957
Shares issued for distributions reinvested	1,416	772
Shares redeemed	(7,694)	(17,582)
Net Increase (Decrease) in Shares Outstanding	(5,203)	(14,853)
Class I(a)
Shares sold	704,631	671,583
Shares issued for distributions reinvested	321,779	180,629
Shares redeemed	(1,215,182)	(1,933,946)
Net Increase (Decrease) in Shares Outstanding	(188,772)	(1,081,734)
Class Y(a)
Shares sold	811,022	693,892
Shares issued for distributions reinvested	445,675	279,561
Shares redeemed	(5,753,642)	(6,153,331)
Net Increase (Decrease) in Shares Outstanding	(4,496,945)	(5,179,878)

(a)
During the period ended September 30, 2024, 206,495 Class Y shares representing $4,341,849 were exchanged for 205,360 Class I shares and during the period ended September 30, 2023, 196,806 Class Y shares representing $3,950,195 were exchanged for 195,809 Class I shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.22	17.36	25.37	21.07	20.28
Investment Operations:
Net investment income(a)	.20	.33	.25	.23	.16
Net realized and unrealized gain (loss) on investments	4.35	3.19	(7.46)	4.39	1.13
Total from Investment Operations	4.55	3.52	(7.21)	4.62	1.29
Distributions:
Dividends from net investment income	(.41 )	(.35 )	(.80 )	(.32 )	(.50 )
Dividends from net realized gain on investments	(.99 )	(.31 )	-	-	-
Total Distributions	(1.40)	(.66 )	(.80 )	(.32 )	(.50 )
Net asset value, end of period	23.37	20.22	17.36	25.37	21.07
Total Return (%)(b)	23.45	20.33	(29.34)	22.00	6.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23	1.20	1.16	1.17	1.19
Ratio of net expenses to average net assets	1.08	1.07	1.07	1.07	1.07
Ratio of net investment income to average net assets	.91	1.62	1.08	.93	.78
Portfolio Turnover Rate	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	8,081	8,974	8,928	9,263	6,329

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
10

	Year Ended September 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.84	16.98	24.77	20.57	19.78
Investment Operations:
Net investment income(a)	.01	.18	.06	.03	.00 (b)
Net realized and unrealized gain (loss) on investments	4.30	3.12	(7.29)	4.29	1.10
Total from Investment Operations	4.31	3.30	(7.23)	4.32	1.10
Distributions:
Dividends from net investment income	(.20 )	(.13 )	(.56 )	(.12 )	(.31 )
Dividends from net realized gain on investments	(.99 )	(.31 )	-	-	-
Total Distributions	(1.19)	(.44 )	(.56 )	(.12 )	(.31 )
Net asset value, end of period	22.96	19.84	16.98	24.77	20.57
Total Return (%)(c)	22.53	19.43	(29.88)	21.11	5.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.13	2.07	1.98	1.95	1.96
Ratio of net expenses to average net assets	1.83	1.82	1.82	1.82	1.82
Ratio of net investment income to average net assets	.06	.89	.26	.14	.00 (d)
Portfolio Turnover Rate	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	433	478	661	1,304	1,337

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount represents less than .01%.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.07	17.24	25.18	20.90	20.12
Investment Operations:
Net investment income(a)	.26	.39	.30	.28	.20
Net realized and unrealized gain (loss) on investments	4.30	3.16	(7.40)	4.36	1.13
Total from Investment Operations	4.56	3.55	(7.10)	4.64	1.33
Distributions:
Dividends from net investment income	(.47 )	(.41 )	(.84 )	(.36 )	(.55 )
Dividends from net realized gain on investments	(.99 )	(.31 )	-	-	-
Total Distributions	(1.46)	(.72 )	(.84 )	(.36 )	(.55 )
Net asset value, end of period	23.17	20.07	17.24	25.18	20.90
Total Return (%)	23.83	20.63	(29.19)	22.32	6.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.92	.89	.88	.88
Ratio of net expenses to average net assets	.83	.82	.82	.82	.82
Ratio of net investment income to average net assets	1.19	1.90	1.34	1.14	1.02
Portfolio Turnover Rate	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	105,613	95,257	100,515	169,071	177,360

(a)	Based on average shares outstanding.
See notes to financial statements.
12

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.96	17.16	25.06	20.81	20.03
Investment Operations:
Net investment income(a)	.23	.38	.29	.28	.20
Net realized and unrealized gain (loss) on investments	4.31	3.14	(7.35)	4.33	1.13
Total from Investment Operations	4.54	3.52	(7.06)	4.61	1.33
Distributions:
Dividends from net investment income	(.47 )	(.41 )	(.84 )	(.36 )	(.55 )
Dividends from net realized gain on investments	(.99 )	(.31 )	-	-	-
Total Distributions	(1.46)	(.72 )	(.84 )	(.36 )	(.55 )
Net asset value, end of period	23.04	19.96	17.16	25.06	20.81
Total Return (%)	23.80	20.61	(29.17)	22.29	6.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.85	.82	.82	.82
Ratio of net expenses to average net assets	.83	.82	.82	.82	.82
Ratio of net investment income to average net assets	1.10	1.88	1.32	1.15	1.00
Portfolio Turnover Rate	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	179,789	245,538	299,931	535,448	486,727

(a)	Based on average shares outstanding.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	285,017,784	4,250,556††	—	289,268,340
Investment Companies	3,518,986	—	—	3,518,986

15

NOTES TO FINANCIAL STATEMENTS (continued)
†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $469 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from
16

NOTES TO FINANCIAL STATEMENTS (continued)
net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $17,560,852, undistributed capital gains $46,658,021 and unrealized appreciation $41,738,063.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows: ordinary income $7,761,017 and $8,760,104, and long-term capital gains $16,226,553 and $6,555,018, respectively.
During the period ended September 30, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $9,358,600 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $22,234 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $365,027 with a related weighted average annualized interest rate of 6.09%.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from October 1, 2023 through August 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .82% of the value of the fund’s average daily net assets. In addition, the Adviser has contractually agreed, from September 1, 2024 through February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense,  brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $266,355 during the period ended September 30, 2024.
17

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2024, Class C shares were charged $3,330 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2024, Class A and Class C shares were charged $19,873 and $1,110, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $5,701 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,047.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $80,794 pursuant to the custody agreement.
During the period ended September 30, 2024, the fund was charged $22,456 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $178,909, Distribution Plan fees of $263, Shareholder Services Plan fees of $1,737, Custodian fees of $15,000, Chief Compliance Officer fees of $4,463 and Transfer Agent fees of $910, which are offset against an expense reimbursement currently in effect in the amount of $32,651.
(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $300,428,267 and $423,637,227, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $251,087,639; accordingly, accumulated net unrealized appreciation on investments was $41,699,687, consisting of $45,027,209 gross unrealized appreciation and $3,327,522 gross unrealized depreciation.
18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon International Equity Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Equity Fund (the Fund), a series of BNY Mellon Investment Funds I, including the statement of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 22, 2024
19

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $6,792,237 as income sourced from foreign countries for the fiscal year ended September 30, 2024 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $748,574 as taxes paid from foreign countries for the fiscal year ended September 30, 2024 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2024 calendar year with Form1099-DIV which will be mailed in early 2025. Also the fund reports the maximum amount allowable, but not less than $8,008,520 as ordinary income dividends paid during the fiscal year ended September 30, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) Section 852(b)(3)(C) of the Internal Revenue Code. The fund also hereby reports $.988 per share as a long-term capital gain distribution paid on December 15, 2023.
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 8, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international multi-cap growth funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international multi-cap growth funds and institutional international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the fund’s improved total return performance in the most recent one-year period and that the portfolio managers had assumed responsibility for managing the fund’s portfolio in August and September 2023. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
24

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that, effective February 1, 2024, the Adviser had contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .82% of the fund’s average daily net assets. In addition, representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77%. On or after February 1, 2025, the Adviser may terminate this expense limitation agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s improved total return performance in the most recent one-year period.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.
26

© 2024 BNY Mellon Securities Corporation
Code-6916NCSRAR0924

BNY Mellon Small Cap Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
I	SSETX
Y	SSYGX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Growth Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 95.6%
Capital Goods — 13.6%
AAON, Inc.	1,131	121,967
Construction Partners, Inc., Cl. A (a)	5,546	387,111
Curtiss-Wright Corp.	576	189,325
Esab Corp.	361	38,378
Fluor Corp. (a)	3,418	163,073
JELD-WEN Holding, Inc. (a)	4,129	65,280
SiteOne Landscape Supply, Inc. (a)	1,206	181,998
Zurn Elkay Water Solutions Corp.	2,062	74,108
		1,221,240
Commercial & Professional Services — 3.3%
CACI International, Inc., Cl. A (a)	387	195,265
Casella Waste Systems, Inc., Cl. A (a)	653	64,967
Montrose Environmental Group, Inc. (a)	1,327	34,900
		295,132
Consumer Discretionary Distribution & Retail — 3.7%
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,506	146,383
Petco Health & Wellness Co., Inc. (a)	10,406	47,347
Warby Parker, Inc., Cl. A (a)	8,356	136,454
		330,184
Consumer Services — 6.3%
Duolingo, Inc. (a)	331	93,349
Dutch Bros, Inc., Cl. A (a)	3,708	118,767
Genius Sports Ltd. (a)	10,201	79,976
Planet Fitness, Inc., Cl. A (a)	3,321	269,731
		561,823
Energy — 8.4%
Antero Resources Corp. (a)	4,645	133,079
Cactus, Inc., Cl. A (b)	3,129	186,708
EQT Corp.	6,008	220,133
Oceaneering International, Inc. (a)	4,968	123,554
PBF Energy, Inc., Cl. A	2,920	90,374
		753,848
Equity Real Estate Investment Trusts — .5%
Healthpeak Properties, Inc. (c)	1,903	43,522
Financial Services — 1.5%
AvidXchange Holdings, Inc. (a)	10,392	84,279
Flywire Corp. (a)	3,354	54,972
		139,251
Food, Beverage & Tobacco — 5.8%
Celsius Holdings, Inc. (a)	3,603	112,990
Freshpet, Inc. (a)	2,044	279,558
Vital Farms, Inc. (a)	3,601	126,287
		518,835
Health Care Equipment & Services — 13.2%
AtriCure, Inc. (a)	3,531	99,009
Evolent Health, Inc., Cl. A (a)	6,412	181,331
Guardant Health, Inc. (a)	3,507	80,451
Health Catalyst, Inc. (a)	7,954	64,746
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 95.6% (continued)
Health Care Equipment & Services — 13.2% (continued)
Inspire Medical Systems, Inc. (a)	1,437	303,279
iRhythm Technologies, Inc. (a)	1,503	111,583
Privia Health Group, Inc. (a)	6,879	125,267
PROCEPT BioRobotics Corp. (a)	544	43,585
TransMedics Group, Inc. (a)	1,128	177,096
		1,186,347
Household & Personal Products — 2.9%
e.l.f Beauty, Inc. (a),(b)	362	39,469
Inter Parfums, Inc.	1,502	194,479
Oddity Tech Ltd., Cl. A (a),(b)	617	24,915
		258,863
Insurance — 2.9%
Palomar Holdings, Inc. (a)	1,270	120,231
The Baldwin Insurance Group, Inc. (a)	2,868	142,826
		263,057
Materials — .6%
Constellium SE (a)	3,100	50,406
Media & Entertainment — 2.7%
Manchester United PLC, Cl. A (a),(b)	6,957	112,564
Reddit, Inc., Cl. A (a)	2,000	131,840
		244,404
Pharmaceuticals, Biotechnology & Life Sciences — 15.0%
Ascendis Pharma A/S, ADR (a)	415	61,964
Autolus Therapeutics PLC (a),(b)	7,437	26,996
Crinetics Pharmaceuticals, Inc. (a)	1,290	65,919
Denali Therapeutics, Inc. (a)	2,195	63,940
GRAIL, Inc. (a),(b)	1,433	19,718
Insmed, Inc. (a)	2,996	218,708
Keros Therapeutics, Inc. (a)	312	18,118
Merus NV (a)	932	46,563
Natera, Inc. (a)	1,467	186,236
Pacific Biosciences of California, Inc. (a),(b)	18,891	32,115
Repligen Corp. (a)	1,341	199,567
Sarepta Therapeutics, Inc. (a)	1,255	156,737
Twist Bioscience Corp. (a)	2,234	100,932
Ultragenyx Pharmaceutical, Inc. (a)	1,640	91,102
Xenon Pharmaceuticals, Inc. (a)	1,489	58,622
		1,347,237
Semiconductors & Semiconductor Equipment — 3.2%
FormFactor, Inc. (a)	1,881	86,526
Onto Innovation, Inc. (a)	453	94,024
Rambus, Inc. (a)	2,654	112,052
		292,602
Software & Services — 10.6%
Confluent, Inc., Cl. A (a)	7,712	157,171
CyberArk Software Ltd. (a)	323	94,190
HubSpot, Inc. (a)	324	172,238
JFrog Ltd. (a)	5,050	146,652
4

Description	Shares	Value ($)
Common Stocks — 95.6% (continued)
Software & Services — 10.6% (continued)
Klaviyo, Inc., Cl. A (a)	6,576	232,659
Monday.com Ltd. (a)	525	145,829
		948,739
Technology Hardware & Equipment — 1.4%
Calix, Inc. (a)	3,167	122,848
Total Common Stocks (cost $5,631,105)		8,578,338
Private Equity — 2.0%
Consumer Staples Distribution & Retail — .7%
Supplying Demand, Inc., Ser. E (a),(d)	5,116	59,243
Pharmaceuticals, Biotechnology & Life Sciences — .3%
Aspen Neuroscience, Ser. B (a),(d)	12,167	29,809
Software & Services — 1.0%
Fundbox, Ser. D (a),(d)	6,555	44,377
Locus Robotics, Ser. F (a),(d)	679	30,365
Roofstock, Ser. E (a),(d)	2,188	13,981
		88,723
Total Private Equity (cost $270,950)		177,775

	1-Day Yield (%)
Investment Companies — 2.5%
Registered Investment Companies — 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $229,505)	4.95	229,505	229,505
Investment of Cash Collateral for Securities Loaned — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $196,205)	4.95	196,205	196,205
Total Investments (cost $6,327,765)		102.3%	9,181,823
Liabilities, Less Cash and Receivables		(2.3%)	(208,758)
Net Assets		100.0%	8,973,065

ADR—American Depositary Deposit

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $424,604 and the value of the collateral was
$440,166, consisting of cash collateral of $196,205 and U.S. Government & Agency securities valued at $243,961.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at September 30, 2024. These securities were valued at $177,775 or 2.0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
5

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	1,007,249	10,120,459	(10,898,203)	229,505	39,710
Investment of Cash Collateral for Securities Loaned - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.2%	132,730	5,187,314	(5,123,839)	196,205	40,954††
Total - 4.7%	1,139,979	15,307,773	(16,022,042)	425,710	80,664

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $424,604)—Note 1(b):
Unaffiliated issuers	5,902,055	8,756,113
Affiliated issuers	425,710	425,710
Due from BNY Mellon Investment Adviser, Inc. and affiliates —Note 3(b)		3,343
Receivable for shares of Beneficial Interest subscribed		2,167
Dividends and securities lending income receivable		1,156
Prepaid expenses		23,818
		9,212,307
Liabilities ($):
Liability for securities on loan—Note 1(b)		196,205
Payable for shares of Beneficial Interest redeemed		3,714
Trustees’ fees and expenses payable		133
Other accrued expenses		39,190
		239,242
Net Assets ($)		8,973,065
Composition of Net Assets ($):
Paid-in capital		9,696,856
Total distributable earnings (loss)		(723,791)
Net Assets ($)		8,973,065

Net Asset Value Per Share	Class I	Class Y
Net Assets ($)	8,756,486	216,579
Shares Outstanding	230,053	5,672
Net Asset Value Per Share ($)	38.06	38.18
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	28,276
Affiliated issuers	39,710
Income from securities lending—Note 1(b)	40,954
Total Income	108,940
Expenses:
Management fee—Note 3(a)	99,171
Professional fees	108,120
Registration fees	38,704
Chief Compliance Officer fees—Note 3(b)	22,431
Shareholder servicing costs—Note 3(b)	20,198
Prospectus and shareholders’ reports	14,766
Administration fee—Note 3(a)	7,438
Custodian fees—Note 3(b)	7,154
Trustees’ fees and expenses—Note 3(c)	1,546
Interest expense—Note 2	453
Loan commitment fees—Note 2	334
Miscellaneous	32,194
Total Expenses	352,509
Less—reduction in expenses due to undertaking—Note 3(a)	(227,715)
Less—reduction in fees due to earnings credits—Note 3(b)	(536)
Net Expenses	124,258
Net Investment (Loss)	(15,318)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	850,239
Net change in unrealized appreciation (depreciation) on investments	1,233,255
Net Realized and Unrealized Gain (Loss) on Investments	2,083,494
Net Increase in Net Assets Resulting from Operations	2,068,176
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment (loss)	(15,318)	(73,458)
Net realized gain (loss) on investments	850,239	(1,908,659)
Net change in unrealized appreciation (depreciation) on investments	1,233,255	2,417,897
Net Increase (Decrease) in Net Assets Resulting from Operations	2,068,176	435,780
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class I	1,425,345	13,822,882
Class Y	104,090	147,329
Cost of shares redeemed:
Class I	(11,826,483)	(14,771,349)
Class Y	(39,813)	(40,028)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(10,336,861)	(841,166)
Total Increase (Decrease) in Net Assets	(8,268,685)	(405,386)
Net Assets ($)
Beginning of Period	17,241,750	17,647,136
End of Period	8,973,065	17,241,750

Capital Share Transactions (Shares):
Class I
Shares sold	42,368	410,560
Shares redeemed	(345,434)	(441,404)
Net Increase (Decrease) in Shares Outstanding	(303,066)	(30,844)
Class Y
Shares sold	3,128	4,631
Shares redeemed	(1,085)	(1,259)
Net Increase (Decrease) in Shares Outstanding	2,043	3,372
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.12	31.28	50.98	43.47	28.46
Investment Operations:
Net investment (loss)(a)	(.04 )	(.11 )	(.22 )	(.35 )	(.28 )
Net realized and unrealized gain (loss) on investments	5.98	.95	(12.56)	10.03	15.29
Total from Investment Operations	5.94	.84	(12.78)	9.68	15.01
Distributions:
Dividends from net realized gain on investments	-	-	(6.92)	(2.17)	-
Net asset value, end of period	38.06	32.12	31.28	50.98	43.47
Total Return (%)	18.49	2.68	(28.67)	22.58	52.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.85	2.04	1.81	1.57	2.65
Ratio of net expenses to average net assets	1.00	1.00	1.00	1.00	1.00
Ratio of net investment (loss) to average net assets	(.12 )	(.34 )	(.56 )	(.68 )	(.79 )
Portfolio Turnover Rate	43.90	65.43	24.58	33.01	74.21
Net Assets, end of period ($ x 1,000)	8,756	17,125	17,639	46,018	17,099

(a)	Based on average shares outstanding.
See notes to financial statements.
10

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.22	31.37	51.11	43.58	28.54
Investment Operations:
Net investment (loss)(a)	(.05 )	(.14 )	(.27 )	(.36 )	(.27 )
Net realized and unrealized gain (loss) on investments	6.01	.99	(12.55)	10.06	15.31
Total from Investment Operations	5.96	.85	(12.82)	9.70	15.04
Distributions:
Dividends from net realized gain on investments	-	-	(6.92)	(2.17)	-
Net asset value, end of period	38.18	32.22	31.37	51.11	43.58
Total Return (%)	18.50	2.71	(28.67)	22.57	52.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.68	1.83	1.77	1.48	2.64
Ratio of net expenses to average net assets	1.00	1.00	1.00	1.00	1.00
Ratio of net investment (loss) to average net assets	(.13 )	(.42 )	(.65 )	(.68 )	(.77 )
Portfolio Turnover Rate	43.90	65.43	24.58	33.01	74.21
Net Assets, end of period ($ x 1,000)	217	117	8	83	65

(a)	Based on average shares outstanding.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class I and Class Y. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or contingent deferred sales charge. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
12

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation  Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	8,578,338	—	—	8,578,338
Equity Securities - Private Equity	—	—	177,775	177,775
Investment Companies	425,710	—	—	425,710

†	See Statement of Investments for additional detailed categorizations, if any.
13

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 9/30/2023†	161,087
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	16,688
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9/30/2024†	177,775
The amount of total gain (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2024	16,688

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of September 30, 2024.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range /Weighted Average
Private Equity	177,775	Market Comparable Companies	Revenue multiple during the quarter	4.2-9.8/(6.4)
			Change in Enterprise Market Value of Comparables during the quarter	6.7%-7.2%/(7.0)
		Discounted Cash Flows	WACC	11.50%
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $5,583 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting
14

NOTES TO FINANCIAL STATEMENTS (continued)
of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	424,604	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	424,604	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(424,604)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $61,060, accumulated capital losses $3,379,955 and unrealized appreciation $2,595,104.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
15

NOTES TO FINANCIAL STATEMENTS (continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $1,943,817 of short-term capital losses and $1,436,138 of long-term capital losses which can be carried forward for an unlimited period.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $453 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $7,104 with a related weighted average annualized interest rate of 6.38%.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2023 through February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $227,715 during the period ended September 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $7,438 during the period ended September 30, 2024.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $2,566 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $536.
16

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $7,154 pursuant to the custody agreement.
During the period ended September 30, 2024, the fund was charged $22,431 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $5,984, Administration fees of $449, Custodian fees of $2,400, Chief Compliance Officer fees of $4,617 and Transfer Agent fees of $369, which are offset against an expense reimbursement currently in effect in the amount of $17,162.
(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $5,134,890 and $14,822,053, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $6,586,719; accordingly, accumulated net unrealized appreciation on investments was $2,595,104, consisting of $3,278,265 gross unrealized appreciation and $683,161 gross unrealized depreciation.
17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Small Cap Growth Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Small Cap Growth Fund (the Fund), a series of BNY Mellon Investment Funds I, including the statement of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and investees. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 22, 2024
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 8, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of ten institutional small-cap growth funds and one institutional small-cap core fund selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap growth funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap growth funds and all institutional small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the six-month, five- and ten-year periods when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except for the five- and ten-year periods when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Board also noted
22

that the fund had a four-star rating from Morningstar for the ten-year period based on Morningstar’s risk-adjusted return measure. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee, which was waived in its entirety, was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s improved total return performance in the most recent one-year period and long-term performance record.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.
24

© 2024 BNY Mellon Securities Corporation
Code-6941NCSRAR0924

BNY Mellon Small Cap Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
A	RUDAX
C	BOSCX
I	STSVX
Y	BOSYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Value Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — .4%
Gentherm, Inc. (a)	9,841	458,099
Banks — 14.0%
Columbia Banking System, Inc.	63,127	1,648,246
First Hawaiian, Inc.	15,822	366,279
First Horizon Corp.	100,826	1,565,828
First Merchants Corp.	8,456	314,563
Fulton Financial Corp.	35,406	641,911
Heritage Financial Corp.	27,978	609,081
Hilltop Holdings, Inc.	18,591	597,887
National Bank Holdings Corp., Cl. A	24,031	1,011,705
NBT Bancorp, Inc.	12,055	533,193
Seacoast Banking Corp. of Florida	59,397	1,582,930
SouthState Corp.	11,363	1,104,256
Texas Capital Bancshares, Inc. (a)	18,152	1,297,142
UMB Financial Corp.	10,410	1,094,195
United Community Banks, Inc.	30,202	878,274
Webster Financial Corp.	22,691	1,057,628
		14,303,118
Capital Goods — 12.0%
Boise Cascade Co.	4,135	582,952
BWX Technologies, Inc.	17,726	1,926,816
EnerSys	4,650	474,533
Enpro, Inc.	3,868	627,312
Flowserve Corp.	17,904	925,458
Fluor Corp. (a)	38,318	1,828,152
Granite Construction, Inc. (b)	8,453	670,154
Helios Technologies, Inc.	15,326	731,050
JELD-WEN Holding, Inc. (a)	37,026	585,381
Kratos Defense & Security Solutions, Inc. (a)	44,739	1,042,419
Matrix Service Co. (a)	45,283	522,113
MDU Resources Group, Inc.	16,013	438,916
MSC Industrial Direct Co., Inc., Cl. A	4,037	347,424
MYR Group, Inc. (a)	2,792	285,426
The Middleby Corp. (a)	4,397	611,755
Valmont Industries, Inc.	2,211	641,079
		12,240,940
Commercial & Professional Services — 3.9%
CSG Systems International, Inc.	19,109	929,653
KBR, Inc.	20,424	1,330,215
Korn Ferry	18,127	1,363,875
Montrose Environmental Group, Inc. (a)	11,435	300,741
		3,924,484
Consumer Discretionary Distribution & Retail — 2.5%
American Eagle Outfitters, Inc.	16,896	378,301
Arhaus, Inc. (b)	54,018	664,962
Caleres, Inc.	13,752	454,504
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Consumer Discretionary Distribution & Retail — 2.5% (continued)
Foot Locker, Inc.	19,240	497,162
Urban Outfitters, Inc. (a)	13,347	511,323
		2,506,252
Consumer Durables & Apparel — 4.3%
Capri Holdings Ltd. (a)	24,983	1,060,279
Carter’s, Inc.	11,506	747,660
Levi Strauss & Co., Cl. A	35,565	775,317
Meritage Homes Corp.	4,174	855,962
PVH Corp.	5,746	579,369
The Lovesac Co. (a),(b)	11,491	329,217
		4,347,804
Consumer Services — 2.3%
Genius Sports Ltd. (a)	179,994	1,411,153
The Cheesecake Factory, Inc.	23,051	934,718
		2,345,871
Energy — 9.7%
Antero Resources Corp. (a)	34,450	986,993
Cactus, Inc., Cl. A (b)	14,425	860,740
California Resources Corp.	14,284	749,481
Centrus Energy Corp., Cl. A (a)	18,550	1,017,467
Crescent Energy Co., Cl. A	73,329	802,953
Delek US Holdings, Inc.	18,064	338,700
Expand Energy Corp. (b)	18,658	1,534,620
Expro Group Holdings NV (a)	12,057	207,019
Liberty Energy, Inc. (b)	37,992	725,267
Northern Oil & Gas, Inc.	33,922	1,201,178
PBF Energy, Inc., Cl. A	15,970	494,272
Viper Energy, Inc.	22,437	1,012,133
		9,930,823
Equity Real Estate Investment Trusts — 7.2%
Agree Realty Corp. (c)	13,409	1,010,100
CareTrust REIT, Inc. (c)	16,308	503,265
Douglas Emmett, Inc. (b),(c)	54,967	965,770
EPR Properties (c)	9,642	472,844
Healthpeak Properties, Inc. (c)	45,680	1,044,702
Highwoods Properties, Inc. (b),(c)	31,686	1,061,798
PotlatchDeltic Corp. (c)	17,625	794,006
The STAG Industrial, Inc. (c)	22,371	874,482
Urban Edge Properties (c)	30,622	655,004
		7,381,971
Financial Services — 7.9%
Bread Financial Holdings, Inc.	5,122	243,705
Cohen & Steers, Inc. (b)	5,562	533,674
Essent Group Ltd.	30,932	1,988,618
Federated Hermes, Inc.	13,040	479,481
HA Sustainable Infrastructure Capital, Inc. (b)	34,752	1,197,902
PRA Group, Inc. (a)	35,398	791,499
PROG Holdings, Inc.	7,514	364,354
4

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Financial Services — 7.9% (continued)
StepStone Group, Inc., Cl. A	24,945	1,417,624
WisdomTree, Inc.	99,557	994,574
		8,011,431
Food, Beverage & Tobacco — .9%
Nomad Foods Ltd.	21,430	408,456
The Boston Beer Co., Inc., Cl. A (a)	1,700	491,538
		899,994
Health Care Equipment & Services — 7.0%
Acadia Healthcare Co., Inc. (a)	14,771	936,629
Encompass Health Corp.	15,587	1,506,328
Evolent Health, Inc., Cl. A (a)	48,929	1,383,712
Globus Medical, Inc., Cl. A (a)	18,102	1,295,017
Health Catalyst, Inc. (a)	90,381	735,701
Integer Holdings Corp. (a)	4,895	636,350
Omnicell, Inc. (a)	13,796	601,506
		7,095,243
Insurance — .5%
Oscar Health, Inc., Cl. A (a)	23,890	506,707
Materials — 7.4%
Alamos Gold, Inc., Cl. A	79,155	1,578,351
Alcoa Corp.	23,646	912,263
Carpenter Technology Corp.	6,244	996,417
Constellium SE (a)	34,936	568,059
Knife River Corp. (a)	11,006	983,826
Materion Corp.	8,278	925,977
MP Materials Corp. (a),(b)	48,703	859,608
Radius Recycling, Inc.	20,488	379,848
West Fraser Timber Co. Ltd.	3,777	367,729
		7,572,078
Media & Entertainment — 5.3%
John Wiley & Sons, Inc., Cl. A	31,396	1,514,857
Lions Gate Entertainment Corp., Cl. A (a),(b)	81,885	641,160
Lions Gate Entertainment Corp., Cl. B (a)	87,516	605,611
Magnite, Inc. (a)	65,250	903,712
Scholastic Corp.	14,184	454,030
Shutterstock, Inc.	17,724	626,898
TEGNA, Inc.	41,908	661,308
		5,407,576
Real Estate Management & Development — 1.2%
The Newmark Group, Inc., Cl. A	78,778	1,223,422
Semiconductors & Semiconductor Equipment — 2.2%
Cohu, Inc. (a)	22,174	569,872
Diodes, Inc. (a)	8,035	514,963
Synaptics, Inc. (a)	14,283	1,108,075
		2,192,910
Software & Services — .7%
Zuora, Inc., Cl. A (a)	83,512	719,873
Technology Hardware & Equipment — 5.6%
Advanced Energy Industries, Inc.	4,790	504,100
5

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Technology Hardware & Equipment — 5.6% (continued)
Belden, Inc.	8,035	941,140
Cognex Corp.	9,715	393,457
Knowles Corp. (a)	41,292	744,495
Lumentum Holdings, Inc. (a)	10,365	656,934
nLight, Inc. (a)	72,144	771,219
Plexus Corp. (a)	7,105	971,324
Viavi Solutions, Inc. (a)	77,703	700,881
		5,683,550
Transportation — .4%
Werner Enterprises, Inc.	10,647	410,868
Utilities — 3.8%
Chesapeake Utilities Corp.	6,937	861,367
Portland General Electric Co.	23,073	1,105,197
Southwest Gas Holdings, Inc.	11,560	852,665
TXNM Energy, Inc.	24,088	1,054,332
		3,873,561
Total Common Stocks (cost $78,370,358)		101,036,575

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $860,931)	4.95	860,931	860,931
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,464,976)	4.95	1,464,976	1,464,976
Total Investments (cost $80,696,265)		101.4%	103,362,482
Liabilities, Less Cash and Receivables		(1.4%)	(1,473,845)
Net Assets		100.0%	101,888,637

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $7,881,192 and the value of the collateral was
$8,100,700, consisting of cash collateral of $1,464,976 and U.S. Government & Agency securities valued at $6,635,724.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
6

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	3,611,581	30,843,706	(33,594,356)	860,931	90,706
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	-	32,644,233	(31,179,257)	1,464,976	12,795††
Total - 2.2%	3,611,581	63,487,939	(64,773,613)	2,325,907	103,501

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
7

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,881,192)—Note 1(c):
Unaffiliated issuers	78,370,358	101,036,575
Affiliated issuers	2,325,907	2,325,907
Receivable for investment securities sold		307,942
Dividends and securities lending income receivable		113,177
Receivable for shares of Beneficial Interest subscribed		20,143
Tax reclaim receivable—Note 1(b)		1,113
Prepaid expenses		40,640
		103,845,497
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		74,877
Liability for securities on loan—Note 1(c)		1,464,976
Payable for shares of Beneficial Interest redeemed		214,274
Payable for investment securities purchased		161,794
Interest payable—Note 2		3,980
Trustees’ fees and expenses payable		1,334
Other accrued expenses		35,625
		1,956,860
Net Assets ($)		101,888,637
Composition of Net Assets ($):
Paid-in capital		70,891,855
Total distributable earnings (loss)		30,996,782
Net Assets ($)		101,888,637

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	19,239,594	549,558	73,730,574	8,368,911
Shares Outstanding	911,966	27,917	3,454,522	388,601
Net Asset Value Per Share ($)	21.10	19.69	21.34	21.54
See notes to financial statements.
8

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $3,474 foreign taxes withheld at source):
Unaffiliated issuers	2,667,397
Affiliated issuers	90,706
Income from securities lending—Note 1(c)	12,795
Interest	1,250
Total Income	2,772,148
Expenses:
Management fee—Note 3(a)	1,142,664
Shareholder servicing costs—Note 3(c)	108,817
Professional fees	104,022
Administration fee—Note 3(a)	85,700
Registration fees	70,729
Chief Compliance Officer fees—Note 3(c)	22,342
Prospectus and shareholders’ reports	19,537
Trustees’ fees and expenses—Note 3(d)	18,397
Interest expense—Note 2	18,348
Custodian fees—Note 3(c)	7,862
Distribution fees—Note 3(b)	4,051
Loan commitment fees—Note 2	3,818
Miscellaneous	25,932
Total Expenses	1,632,219
Less—reduction in expenses due to undertaking—Note 3(a)	(80,171)
Less—reduction in fees due to earnings credits—Note 3(c)	(5,216)
Net Expenses	1,546,832
Net Investment Income	1,225,316
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,714,907
Net change in unrealized appreciation (depreciation) on investments	12,896,856
Net Realized and Unrealized Gain (Loss) on Investments	20,611,763
Net Increase in Net Assets Resulting from Operations	21,837,079
See notes to financial statements.
9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment income	1,225,316	1,725,685
Net realized gain (loss) on investments	7,714,907	6,634,635
Net change in unrealized appreciation (depreciation) on investments	12,896,856	2,306,794
Net Increase (Decrease) in Net Assets Resulting from Operations	21,837,079	10,667,114
Distributions ($):
Distributions to shareholders:
Class A	(883,939)	(1,760,095)
Class C	(23,636)	(77,492)
Class I	(4,704,840)	(8,969,237)
Class Y	(2,276,544)	(3,704,178)
Total Distributions	(7,888,959)	(14,511,002)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	382,954	475,999
Class C	5,977	44,074
Class I	9,591,502	10,772,185
Class Y	3,100,094	9,649,640
Distributions reinvested:
Class A	848,033	1,684,120
Class C	23,636	77,492
Class I	4,475,181	8,492,671
Class Y	2,276,544	3,703,406
Cost of shares redeemed:
Class A	(3,543,315)	(2,613,978)
Class C	(129,892)	(362,714)
Class I	(44,953,255)	(22,480,728)
Class Y	(44,788,393)	(7,798,416)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(72,710,934)	1,643,751
Total Increase (Decrease) in Net Assets	(58,762,814)	(2,200,137)
Net Assets ($)
Beginning of Period	160,651,451	162,851,588
End of Period	101,888,637	160,651,451
10

	Year Ended September 30,
	2024	2023
Capital Share Transactions (Shares):
Class A
Shares sold	19,205	23,846
Shares issued for distributions reinvested	44,446	89,868
Shares redeemed	(185,426)	(132,564)
Net Increase (Decrease) in Shares Outstanding	(121,775)	(18,850)
Class C
Shares sold	319	2,477
Shares issued for distributions reinvested	1,318	4,373
Shares redeemed	(7,312)	(19,815)
Net Increase (Decrease) in Shares Outstanding	(5,675)	(12,965)
Class I
Shares sold	497,340	543,827
Shares issued for distributions reinvested	232,477	449,110
Shares redeemed	(2,293,742)	(1,149,303)
Net Increase (Decrease) in Shares Outstanding	(1,563,925)	(156,366)
Class Y
Shares sold	158,961	505,066
Shares issued for distributions reinvested	117,227	194,302
Shares redeemed	(2,313,523)	(396,383)
Net Increase (Decrease) in Shares Outstanding	(2,037,335)	302,985
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.65	19.20	24.59	15.58	20.11
Investment Operations:
Net investment income(a)	.11	.14	.10	.05	.10
Net realized and unrealized gain (loss) on investments	3.23	1.01	(2.58)	9.06	(3.01)
Total from Investment Operations	3.34	1.15	(2.48)	9.11	(2.91)
Distributions:
Dividends from net investment income	(.11 )	-	-	(.10 )	(.10 )
Dividends from net realized gain on investments	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(.89 )	(1.70)	(2.91)	(.10 )	(1.62)
Net asset value, end of period	21.10	18.65	19.20	24.59	15.58
Total Return (%)(b)	18.38	5.93	(11.39)	58.62	(16.27)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45	1.37	1.35	1.34	1.42
Ratio of net expenses to average net assets	1.38	1.37	1.35	1.34	1.42
Ratio of net investment income to average net assets	.58	.71	.44	.22	.55
Portfolio Turnover Rate	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	19,240	19,277	20,205	26,092	18,379

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
12

	Year Ended September 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.51	18.27	23.72	15.08	19.58
Investment Operations:
Net investment (loss)(a)	(.06 )	(.03 )	(.08 )	(.13 )	(.06 )
Net realized and unrealized gain (loss) on investments	3.02	.97	(2.46)	8.77	(2.92)
Total from Investment Operations	2.96	.94	(2.54)	8.64	(2.98)
Distributions:
Dividends from net realized gain on investments	(.78 )	(1.70)	(2.91)	-	(1.52)
Net asset value, end of period	19.69	17.51	18.27	23.72	15.08
Total Return (%)(b)	17.32	5.02	(12.14)	57.29	(17.04)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.36	2.23	2.18	2.19	2.31
Ratio of net expenses to average net assets	2.30	2.23	2.18	2.19	2.31
Ratio of net investment (loss) to average net assets	(.33 )	(.16 )	(.38 )	(.61 )	(.36 )
Portfolio Turnover Rate	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	550	588	851	1,010	950

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.86	19.39	24.78	15.69	20.23
Investment Operations:
Net investment income(a)	.18	.21	.17	.12	.16
Net realized and unrealized gain (loss) on investments	3.26	1.01	(2.61)	9.13	(3.02)
Total from Investment Operations	3.44	1.22	(2.44)	9.25	(2.86)
Distributions:
Dividends from net investment income	(.18 )	(.05 )	(.04 )	(.16 )	(.16 )
Dividends from net realized gain on investments	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(.96 )	(1.75)	(2.95)	(.16 )	(1.68)
Net asset value, end of period	21.34	18.86	19.39	24.78	15.69
Total Return (%)	18.75	6.27	(11.13)	59.18	(16.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11	1.05	1.03	1.03	1.07
Ratio of net expenses to average net assets	1.04	1.04	1.03	1.03	1.07
Ratio of net investment income to average net assets	.91	1.04	.76	.53	.92
Portfolio Turnover Rate	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	73,731	94,644	100,316	116,039	90,017

(a)	Based on average shares outstanding.
See notes to financial statements.
14

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.02	19.54	24.95	15.80	20.36
Investment Operations:
Net investment income(a)	.17	.21	.18	.13	.17
Net realized and unrealized gain (loss) on investments	3.31	1.03	(2.63)	9.19	(3.04)
Total from Investment Operations	3.48	1.24	(2.45)	9.32	(2.87)
Distributions:
Dividends from net investment income	(.18 )	(.06 )	(.05 )	(.17 )	(.17 )
Dividends from net realized gain on investments	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(.96 )	(1.76)	(2.96)	(.17 )	(1.69)
Net asset value, end of period	21.54	19.02	19.54	24.95	15.80
Total Return (%)	18.85	6.32	(11.09)	59.22	(15.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.01	.99	1.00	1.01
Ratio of net expenses to average net assets	1.01	1.01	.99	1.00	1.00
Ratio of net investment income to average net assets	.88	1.06	.80	.56	.97
Portfolio Turnover Rate	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	8,369	46,142	41,480	48,534	31,990

(a)	Based on average shares outstanding.
See notes to financial statements.
15

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
16

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	101,036,575	—	—	101,036,575
Investment Companies	2,325,907	—	—	2,325,907

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes,
17

NOTES TO FINANCIAL STATEMENTS (continued)
if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $1,742 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	7,881,192	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	7,881,192	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,881,192)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not
18

NOTES TO FINANCIAL STATEMENTS (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,004,802, undistributed capital gains $8,072,348 and unrealized appreciation $21,919,632.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows: ordinary income $1,412,922 and $400,284, and long-term capital gains $6,476,037 and $14,110,718, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $18,348 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $290,164 with a related weighted average annualized interest rate of 6.32%.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from March 18, 2024 through August 31, 2024, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the funds average daily net assets. The Adviser has contractually agreed, from September 1, 2024 through February 1, 2025 to waive a portion of the fund’s management fee in the amount of .15% of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this waiver agreement at any time.The reduction in expenses, pursuant to the undertaking, amounted to $80,171 during the period ended September 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $85,700 during the period ended September 30, 2024.
19

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended September 30, 2024, the Distributor retained $117 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2024, Class C shares were charged $4,051 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2024, Class A and Class C shares were charged $46,932 and $1,350, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $14,857 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,216.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $7,862 pursuant to the custody agreement.
During the period ended September 30, 2024, the fund was charged $22,342 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $67,988, Administration fees of $5,099, Distribution Plan fees of $330, Shareholder Services Plan fees of $3,950, Custodian fees of $3,000, Chief Compliance Officer fees of $4,693 and Transfer Agent fees of $2,690, which are offset against an expense reimbursement currently in effect in the amount of $12,873.
(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $62,929,956 and $140,453,676, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $81,442,850; accordingly, accumulated net unrealized appreciation on investments was $21,919,632, consisting of $27,008,567 gross unrealized appreciation and $5,088,935 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Small Cap Value Fund and Board of Trustees of BNY Mellon Investment Funds I :
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Small Cap Value Fund (the Fund), a series of BNY Mellon Investment Funds I, including the statement of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 22, 2024
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $1,412,922 as ordinary income dividends paid during the year ended September 30, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 100.00% of ordinary income dividends paid during the year ended September 30, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund hereby reports $.7764 per share as a long-term capital gain distribution paid on December 18, 2023.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 8, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 2000 Value Index in five of the ten calendar years shown.
26

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that, effective February 1, 2024, the Adviser had contractually agreed, until February 1, 2025, to waive a portion of its management fee in the amount of .10% of the fund’s average daily net assets. In addition, representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed, until February 1, 2025, to waive a portion of its management fee in the amount of .15% of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this waiver agreement at any time. Representatives of the Adviser also stated that the Adviser has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.
28

© 2024 BNY Mellon Securities Corporation
Code-6944NCSRAR0924

BNY Mellon Small/Mid Cap Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
A	DBMAX
C	DBMCX
I	SDSCX
Y	DBMYX
Z	DBMZX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small/Mid Cap Growth Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 97.5%
Capital Goods — 14.4%
AAON, Inc.	122,309	13,189,803
Axon Enterprise, Inc. (a)	67,940	27,148,824
Builders FirstSource, Inc. (a)	120,725	23,403,748
Curtiss-Wright Corp.	61,584	20,242,045
Fluor Corp. (a)	436,330	20,817,304
Hubbell, Inc.	51,455	22,040,749
SiteOne Landscape Supply, Inc. (a)	153,655	23,188,076
Vertiv Holdings Co., Cl. A	208,526	20,746,252
Zurn Elkay Water Solutions Corp. (b)	299,556	10,766,043
		181,542,844
Commercial & Professional Services — 1.5%
CACI International, Inc., Cl. A (a)	27,774	14,013,649
Casella Waste Systems, Inc., Cl. A (a)	49,006	4,875,607
		18,889,256
Consumer Discretionary Distribution & Retail — 5.8%
Burlington Stores, Inc. (a)	42,521	11,203,433
Chewy, Inc., Cl. A (a)	601,926	17,630,413
Ollie’s Bargain Outlet Holdings, Inc. (a)	206,406	20,062,663
Pool Corp.	46,549	17,539,663
Warby Parker, Inc., Cl. A (a)	392,211	6,404,806
		72,840,978
Consumer Durables & Apparel — 1.1%
Lululemon Athletica, Inc. (a)	52,193	14,162,571
Consumer Services — 5.5%
Duolingo, Inc. (a)	69,363	19,561,753
Dutch Bros, Inc., Cl. A (a)	535,396	17,148,734
Planet Fitness, Inc., Cl. A (a)	398,031	32,328,078
		69,038,565
Energy — 6.1%
Antero Resources Corp. (a)	416,113	11,921,637
Cactus, Inc., Cl. A (b)	246,108	14,685,264
EQT Corp.	775,496	28,414,173
Oceaneering International, Inc. (a)	580,642	14,440,567
PBF Energy, Inc., Cl. A	261,190	8,083,831
		77,545,472
Financial Services — 3.9%
AvidXchange Holdings, Inc. (a)	978,653	7,936,876
Block, Inc. (a)	153,769	10,322,513
Flywire Corp. (a)	370,585	6,073,888
Morningstar, Inc.	46,428	14,816,103
Tradeweb Markets, Inc., Cl. A	86,513	10,699,063
		49,848,443
Food, Beverage & Tobacco — 4.4%
Celsius Holdings, Inc. (a)	776,234	24,342,698
Freshpet, Inc. (a),(b)	227,300	31,087,821
		55,430,519
Health Care Equipment & Services — 11.4%
Align Technology, Inc. (a)	113,248	28,801,231

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Health Care Equipment & Services — 11.4% (continued)
Dexcom, Inc. (a)	227,449	15,248,181
Guardant Health, Inc. (a)	328,372	7,532,854
Inspire Medical Systems, Inc. (a),(b)	220,481	46,532,515
iRhythm Technologies, Inc. (a)	162,455	12,060,659
Privia Health Group, Inc. (a),(b)	688,392	12,535,618
PROCEPT BioRobotics Corp. (a),(b)	53,670	4,300,041
TransMedics Group, Inc. (a),(b)	111,435	17,495,295
		144,506,394
Household & Personal Products — .6%
e.l.f Beauty, Inc. (a),(b)	35,863	3,910,143
Oddity Tech Ltd., Cl. A (a),(b)	75,579	3,051,880
		6,962,023
Media & Entertainment — 5.2%
Liberty Media Corp.-Liberty Formula One, Cl. C (a)	217,359	16,830,107
Live Nation Entertainment, Inc. (a)	121,759	13,331,393
Pinterest, Inc., Cl. A (a)	518,118	16,771,480
Reddit, Inc., Cl. A (a)	286,092	18,859,185
		65,792,165
Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
Ascendis Pharma A/S, ADR (a)	59,141	8,830,343
Autolus Therapeutics PLC (a),(b)	1,110,581	4,031,409
Bio-Techne Corp.	186,114	14,876,092
Denali Therapeutics, Inc. (a)	277,494	8,083,400
GRAIL, Inc. (a),(b)	161,152	2,217,452
Illumina, Inc. (a)	115,838	15,106,434
Insmed, Inc. (a)	342,649	25,013,377
Natera, Inc. (a)	219,923	27,919,225
Pacific Biosciences of California, Inc. (a),(b)	2,867,542	4,874,821
Repligen Corp. (a)	200,895	29,897,194
Sarepta Therapeutics, Inc. (a)	232,180	28,996,960
Twist Bioscience Corp. (a),(b)	233,724	10,559,650
Ultragenyx Pharmaceutical, Inc. (a)	283,059	15,723,927
		196,130,284
Real Estate Management & Development — 2.6%
CoStar Group, Inc. (a)	429,068	32,368,890
Semiconductors & Semiconductor Equipment — 2.9%
FormFactor, Inc. (a)	249,820	11,491,720
Onto Innovation, Inc. (a)	51,087	10,603,618
Rambus, Inc. (a)	349,194	14,742,970
		36,838,308
Software & Services — 14.6%
Akamai Technologies, Inc. (a)	83,714	8,450,928
Confluent, Inc., Cl. A (a)	1,137,690	23,186,122
CyberArk Software Ltd. (a),(b)	63,832	18,614,050
HubSpot, Inc. (a)	52,550	27,935,580
JFrog Ltd. (a),(b)	545,584	15,843,759
Klaviyo, Inc., Cl. A (a),(b)	874,547	30,941,473
Monday.com Ltd. (a)	88,587	24,606,811

Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Software & Services — 14.6% (continued)
MongoDB, Inc. (a)	30,742	8,311,100
Shopify, Inc., Cl. A (a)	334,615	26,816,046
		184,705,869
Technology Hardware & Equipment — 2.0%
Calix, Inc. (a)	356,361	13,823,243
Pure Storage, Inc., Cl. A (a)	230,778	11,594,287
		25,417,530
Total Common Stocks (cost $843,478,073)		1,232,020,111
Private Equity — 1.8%
Consumer Staples Distribution & Retail — .5%
Supplying Demand, Inc., Ser. E (a),(c)	497,558	5,761,722
Pharmaceuticals, Biotechnology & Life Sciences — .4%
Aspen Neuroscience, Ser. B (a),(c)	1,963,167	4,809,759
Software & Services — .9%
Fundbox, Ser. D (a),(c)	702,664	4,757,035
Locus Robotics, Ser. F (a),(c)	101,086	4,520,566
Roofstock, Ser. E (a),(c)	346,123	2,211,726
		11,489,327
Total Private Equity (cost $34,978,404)		22,060,808

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(c) (cost $0)	160,644	186,347

	1-Day Yield (%)	Shares
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $11,689,632)	4.95	11,689,632	11,689,632
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $9,071,848)	4.95	9,071,848	9,071,848
Total Investments (cost $899,217,957)		100.9%	1,275,028,746
Liabilities, Less Cash and Receivables		(.9%)	(11,568,202)
Net Assets		100.0%	1,263,460,544

ADR—American Depositary Deposit

Statement of Investments (continued)
(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $81,467,141 and the value of the collateral was
$83,434,399, consisting of cash collateral of $9,071,848 and U.S. Government & Agency securities valued at $74,362,551.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at September 30, 2024. These securities were valued at $22,247,155 or 1.8% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	60,282,799	986,090,209	(1,034,683,376)	11,689,632	1,690,858
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	316,125	198,745,868	(189,990,145)	9,071,848	197,596††
Total - 1.6%	60,598,924	1,184,836,077	(1,224,673,521)	20,761,480	1,888,454

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $81,467,141)—Note 1(b):
Unaffiliated issuers	878,456,477	1,254,267,266
Affiliated issuers	20,761,480	20,761,480
Receivable for shares of Beneficial Interest subscribed		322,068
Dividends and securities lending income receivable		49,752
Prepaid expenses		72,126
		1,275,472,692
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		739,506
Liability for securities on loan—Note 1(b)		9,071,848
Payable for shares of Beneficial Interest redeemed		1,938,346
Trustees’ fees and expenses payable		10,000
Other accrued expenses		252,448
		12,012,148
Net Assets ($)		1,263,460,544
Composition of Net Assets ($):
Paid-in capital		949,331,633
Total distributable earnings (loss)		314,128,911
Net Assets ($)		1,263,460,544

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	363,544,509	31,501,114	578,594,194	183,649,662	106,171,065
Shares Outstanding	14,356,541	1,533,751	21,528,119	6,742,748	3,971,860
Net Asset Value Per Share ($)	25.32	20.54	26.88	27.24	26.73
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,318,178
Affiliated issuers	1,690,858
Income from securities lending—Note 1(b)	197,596
Interest	4,715
Total Income	5,211,347
Expenses:
Management fee—Note 3(a)	10,790,942
Shareholder servicing costs—Note 3(c)	2,677,214
Distribution fees—Note 3(b)	452,541
Administration fee—Note 3(a)	256,549
Trustees’ fees and expenses—Note 3(d)	223,617
Prospectus and shareholders’ reports	186,426
Professional fees	129,873
Interest expense—Note 2	111,430
Registration fees	96,146
Custodian fees—Note 3(c)	51,283
Loan commitment fees—Note 2	32,923
Chief Compliance Officer fees—Note 3(c)	23,740
Miscellaneous	96,223
Total Expenses	15,128,907
Less—reduction in expenses due to undertaking—Note 3(a)	(51,328)
Less—reduction in fees due to earnings credits—Note 3(c)	(73,526)
Net Expenses	15,004,053
Net Investment (Loss)	(9,792,706)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	266,772,375
Net change in unrealized appreciation (depreciation) on investments	24,511,509
Net Realized and Unrealized Gain (Loss) on Investments	291,283,884
Net Increase in Net Assets Resulting from Operations	281,491,178
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment (loss)	(9,792,706)	(8,535,847)
Net realized gain (loss) on investments	266,772,375	56,956,627
Net change in unrealized appreciation (depreciation) on investments	24,511,509	171,490,529
Net Increase (Decrease) in Net Assets Resulting from Operations	281,491,178	219,911,309
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	23,775,599	23,395,019
Class C	1,996,898	2,250,798
Class I	122,645,712	208,941,788
Class Y	23,736,961	55,164,856
Class Z	687,938	4,026,824
Cost of shares redeemed:
Class A	(97,740,182)	(91,892,866)
Class C	(16,694,169)	(15,722,170)
Class I	(1,102,540,908)	(602,680,104)
Class Y	(160,553,750)	(63,931,085)
Class Z	(16,222,694)	(9,087,207)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,220,908,595)	(489,534,147)
Total Increase (Decrease) in Net Assets	(939,417,417)	(269,622,838)
Net Assets ($)
Beginning of Period	2,202,877,961	2,472,500,799
End of Period	1,263,460,544	2,202,877,961

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	994,883	1,037,481
Shares redeemed	(4,078,920)	(4,082,769)
Net Increase (Decrease) in Shares Outstanding	(3,084,037)	(3,045,288)
Class C(a),(b)
Shares sold	103,256	120,933
Shares redeemed	(859,292)	(849,901)
Net Increase (Decrease) in Shares Outstanding	(756,036)	(728,968)
Class I(b)
Shares sold	4,858,328	8,788,142
Shares redeemed	(42,915,244)	(25,432,490)
Net Increase (Decrease) in Shares Outstanding	(38,056,916)	(16,644,348)
Class Y
Shares sold	925,013	2,321,355
Shares redeemed	(6,607,890)	(2,636,045)
Net Increase (Decrease) in Shares Outstanding	(5,682,877)	(314,690)
Class Z(b)
Shares sold	27,307	163,847
Shares redeemed	(645,352)	(383,463)
Net Increase (Decrease) in Shares Outstanding	(618,045)	(219,616)

(a)
During the period ended September 30, 2024, 669 Class C shares representing $12,847 were automatically converted to 544 Class A shares and during the period ended September 30, 2023, 960 Class C shares representing $17,447 were automatically converted to 789 Class A shares.

(b)
During the period ended September 30, 2024, 8,491 Class A shares representing $209,633 were exchanged for 8,002 Class I shares and 185 Class Z shares representing $4,804 were exchanged for 184 Class I shares. During the period ended September 30, 2023, 5,811 Class A shares representing $120,230 were exchanged for 5,501 Class I shares and 2,835 Class C shares representing $48,442 were exchanged for 2,211 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.91	20.24	37.14	32.98	21.08
Investment Operations:
Net investment (loss)(a)	(.17 )	(.12 )	(.18 )	(.29 )	(.17 )
Net realized and unrealized gain (loss) on investments	3.58	1.79	(13.59)	7.54	12.07
Total from Investment Operations	3.41	1.67	(13.77)	7.25	11.90
Distributions:
Dividends from net realized gain on investments	-	-	(3.13)	(3.09)	-
Net asset value, end of period	25.32	21.91	20.24	37.14	32.98
Total Return (%)(b)	15.56	8.25	(40.04)	22.59	56.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.00	.98	.95	.96
Ratio of net expenses to average net assets	1.01	.99	.93	.95	.96
Ratio of net investment (loss) to average net assets	(.73 )	(.53 )	(.65 )	(.77 )	(.65 )
Portfolio Turnover Rate	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	363,545	382,062	414,597	729,672	521,990

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.91	16.69	31.46	28.55	18.39
Investment Operations:
Net investment (loss)(a)	(.30 )	(.25 )	(.35 )	(.49 )	(.32 )
Net realized and unrealized gain (loss) on investments	2.93	1.47	(11.29)	6.49	10.48
Total from Investment Operations	2.63	1.22	(11.64)	6.00	10.16
Distributions:
Dividends from net realized gain on investments	-	-	(3.13)	(3.09)	-
Net asset value, end of period	20.54	17.91	16.69	31.46	28.55
Total Return (%)(b)	14.62	7.37	(40.55)	21.68	55.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84	1.82	1.77	1.72	1.73
Ratio of net expenses to average net assets	1.84	1.81	1.77	1.72	1.73
Ratio of net investment (loss) to average net assets	(1.55)	(1.34)	(1.50)	(1.54)	(1.42)
Portfolio Turnover Rate	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	31,501	41,021	50,375	105,686	85,398

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.19	21.38	38.97	34.40	21.94
Investment Operations:
Net investment (loss)(a)	(.12 )	(.07 )	(.14 )	(.20 )	(.12 )
Net realized and unrealized gain (loss) on investments	3.81	1.88	(14.32)	7.86	12.58
Total from Investment Operations	3.69	1.81	(14.46)	7.66	12.46
Distributions:
Dividends from net realized gain on investments	-	-	(3.13)	(3.09)	-
Net asset value, end of period	26.88	23.19	21.38	38.97	34.40
Total Return (%)	15.86	8.51	(39.92)	22.90	56.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.76	.74	.70	.73
Ratio of net expenses to average net assets	.77	.75	.74	.70	.73
Ratio of net investment (loss) to average net assets	(.47 )	(.29 )	(.46 )	(.52 )	(.42 )
Portfolio Turnover Rate	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	578,594	1,382,038	1,629,646	3,541,043	2,461,228

(a)	Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.48	21.62	39.34	34.67	22.09
Investment Operations:
Net investment (loss)(a)	(.10 )	(.05 )	(.11 )	(.18 )	(.09 )
Net realized and unrealized gain (loss) on investments	3.86	1.91	(14.48)	7.94	12.67
Total from Investment Operations	3.76	1.86	(14.59)	7.76	12.58
Distributions:
Dividends from net realized gain on investments	-	-	(3.13)	(3.09)	-
Net asset value, end of period	27.24	23.48	21.62	39.34	34.67
Total Return (%)	16.01	8.60	(39.88)	22.98	56.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.65	.64	.63	.64
Ratio of net expenses to average net assets	.66	.65	.64	.63	.64
Ratio of net investment (loss) to average net assets	(.38 )	(.19 )	(.36 )	(.45 )	(.33 )
Portfolio Turnover Rate	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	183,650	291,767	275,433	472,711	330,796

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended September 30,
Class Z Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.09	21.30	38.86	34.33	21.92
Investment Operations:
Net investment (loss)(a)	(.15 )	(.09 )	(.15 )	(.23 )	(.14 )
Net realized and unrealized gain (loss) on investments	3.79	1.88	(14.28)	7.85	12.55
Total from Investment Operations	3.64	1.79	(14.43)	7.62	12.41
Distributions:
Dividends from net realized gain on investments	-	-	(3.13)	(3.09)	-
Net asset value, end of period	26.73	23.09	21.30	38.86	34.33
Total Return (%)	15.77	8.40	(39.96)	22.79	56.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.84	.79	.77	.84
Ratio of net expenses to average net assets	.87	.84	.79	.77	.84
Ratio of net investment (loss) to average net assets	(.59 )	(.38 )	(.52 )	(.59 )	(.52 )
Portfolio Turnover Rate	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	106,171	105,989	102,449	182,502	158,335

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation  Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,232,020,111	—	—	1,232,020,111
Equity Securities - Private Equity	—	—	22,060,808	22,060,808
Rights	—	—	186,347	186,347
Investment Companies	20,761,480	—	—	20,761,480

†	See Statement of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities- Private Equity & Rights ($)
Balance as of 9/30/2023†	20,548,777
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,698,378
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9/30/2024†	22,247,155
The amount of total gain (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2024	1,698,378

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of September 30, 2024.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	22,060,808	Market Comparable Companies	Revenue multiple during the quarter	4.2-9.8/(6.5)
			Changes in Enterprise Market Value of Comparables during the quarter	6.7%-7.2%/(7.0)
		Discounted Cash Flows	WACC	11.50%
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $26,940 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	81,467,141	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	81,467,141	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(81,467,141)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (continued)
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $13,818,170 and unrealized appreciation $335,222,629. In addition, the fund deferred for tax purposes late year ordinary losses of $7,275,548 to the first day of the following fiscal year.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $13,818,170 of short-term capital losses which can be carried forward for an unlimited period.
During the period ended September 30, 2024, as a result of permanent book to tax differences, primarily due to net operating losses, the fund increased total distributable earnings (loss) by $8,307,245 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $111,430 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $1,787,978 with a related weighted average annualized interest rate of 6.23%.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed, from September 1, 2024 through February 1, 2025, to waive receipt of a portion of the fund’s management fee, in the amount of .05% of the value of the funds average daily net assets. On or after February 1, 2025, the Adviser may terminate this waiver agreement at any time.The reduction in expenses, pursuant to the undertaking, amounted to $51,328 during the period ended September 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to

NOTES TO FINANCIAL STATEMENTS (continued)
a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $256,549 during the period ended September 30, 2024.
During the period ended September 30, 2024, the Distributor retained $12,147 from commissions earned on sales of the fund’s Class A shares and $2,890 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2024, Class C shares were charged $277,090 pursuant to the Distribution Plan.
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended September 30, 2024, Class Z shares were charged $175,451 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2024, Class A and Class C shares were charged $960,022 and $92,363, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $128,729 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $73,526.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $51,283 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended September 30, 2024, the fund was charged $23,740 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $615,226, Administration fees of $18,495, Distribution Plan fees of $30,909, Shareholder Services Plan fees of $80,796, Custodian fees of $13,500, Chief Compliance Officer fees of $4,900 and Transfer Agent fees of $27,008, which are offset against an expense reimbursement currently in effect in the amount of $51,328.
(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $860,077,263 and $2,088,929,034, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $939,806,117; accordingly, accumulated net unrealized appreciation on investments was $335,222,629, consisting of $428,819,103 gross unrealized appreciation and $93,596,474 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Small/Mid Cap Growth Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Small/Mid Cap Growth Fund (the Fund), a series of BNY Mellon Investment Funds I, including the statement of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and investees. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
November 22, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 8, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance and that the portfolio managers are very experienced with an impressive long-term track record. The

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 2500 Growth Index in five of the ten calendar years shown.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed, until February 1, 2025, to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this waiver agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

© 2024 BNY Mellon Securities Corporation
Code-6921NCSRAR0924

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 19, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 19, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)